Note I - Income Taxes (Details) - Provision for Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Provision for Income Taxes [Abstract]
Current tax expense	$ 2,795	$ 2,968	$ 1,723
Deferred tax (benefit) expense	144	(206)	340
Total income taxes	$ 2,939	$ 2,762	$ 2,063